Fair Value Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures

Note 5. Fair Value Disclosures

Fair Value of Financial Instruments

The carrying amounts reported in our balance sheet for cash, accounts receivable, accounts payable and derivative financial instruments approximate their fair values. The carrying amount of long-term debt under our credit facility approximates fair value because the credit facility’s variable interest rate resets frequently and approximates current market rates available to us.

We account for our oil and gas commodity derivatives at fair value. The fair value of our derivative financial instruments is determined utilizing NYMEX closing prices for the contract period.

Fair Value Measurements

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy that is intended to increase consistency and comparability in fair value measurements and related disclosures. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Our assets and liabilities recorded in the balance sheet are categorized based on the inputs to the valuation technique as follows:

Level 1 — Financial assets and liabilities for which values are based on unadjusted quoted prices for identical assets or liabilities in an active market that management has the ability to access.

Level 2 — Financial assets and liabilities for which values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to measure fair value fall within different levels of the hierarchy in a liquid environment, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Changes in the observability of valuation inputs may result in a reclassification for certain financial assets or liabilities. The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
	(in thousands)
June 30, 2012
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$12,273	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$699

December 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$2,533	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

Our estimates of fair value have been determined at discrete points in time based on relevant market data. These estimates involve uncertainty and cannot be determined with precision. There were no changes in valuation techniques or related inputs for the six months ended June 30, 2012.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

We estimate the fair value of the asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. See Note 6 for a summary of changes in asset retirement obligations.

We review our long-lived assets to be held and used, including proved oil and natural gas properties, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. In this circumstance, we recognize an impairment loss for the amount by which the carrying amount of the asset exceeds its estimated fair value. Estimating future cash flows involves the use of judgments, including estimation of the proved oil and natural gas reserve quantities, timing of development and production, expected future commodity prices, capital expenditures and production costs.

Note 4. Fair Value Disclosures

Fair value of financial instruments

The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and derivative financial instruments approximate their fair values. The carrying amount of long-term debt under our credit facility approximates fair value because the credit facility’s variable interest rates resets frequently and approximates current market rates available to us.

We account for our oil and gas commodity derivatives at fair value. The fair value of derivative financial instruments is determined utilizing NYMEX closing prices for the contract period.

Fair value measurements

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy that is intended to increase consistency and comparability in fair value measurements and related disclosures. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Our assets and liabilities recorded in the balance sheet are categorized based on the inputs to the valuation technique as follows:

Level 1 — Financial assets and liabilities for which values are based on unadjusted quoted prices for identical assets or liabilities in an active market that management has the ability to access.

Level 2 — Financial assets and liabilities for which values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to measure fair value fall within different levels of the hierarchy in a liquid environment, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Changes in the observability of valuation inputs may result in a reclassification for certain financial assets or liabilities. The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3
	(in thousands)
December 31, 2011
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - asset	$—	$2,533	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

December 31, 2010
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - liability	$—	$904	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$319
— Impairment of proved oil and gas properties	$—	$—	$1,886

Assets and liabilities measured at fair value on a nonrecurring basis

We estimate the fair value of the asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. See Note 5 for a summary of changes in asset retirement obligations.

We review our long-lived assets to be held and used, including proved oil and natural gas properties, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. In this circumstance, we recognize an impairment loss for the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset and reduces the carrying amount of the asset. Estimating future cash flows involves the use of judgments, including estimation of the proved oil and natural gas reserve quantities, timing of development and production, expected future commodity prices, capital expenditures and production costs.